CAPITAL AND TREASURY STOCK	12 Months Ended
Dec. 31, 2016
CAPITAL AND TREASURY STOCK
CAPITAL AND TREASURY STOCK

18.  CAPITAL AND TREASURY STOCK

In 2014, 2015 and 2016, US$61.6 million, US$16.5 million and US$21.6 million convertible senior notes issued in 2012 were early converted and 846,131 shares, 244,466 shares and 330,048 shares of repurchased treasury stock were delivered to the notes holders, respectively. As of December 31, 2016, the Company had 3,247,309 shares treasury stock at total cost of US$322 million.

In September 2016, the Company completed the public offering of an aggregate of 32,775,000 ADSs, or the 2016 ADS Offering, including 4,275,000 ADSs in connection with the underwriters’ exercise of over-allotment option, at US$45.96 per ADS, for an aggregate offering price of approximately US$1.5 billion. Concurrently with the 2016 ADS Offering, the Company issued ordinary shares with the respective subsidiaries of Baidu, Inc., or Baidu, and Priceline Group Inc., or Priceline, at US$45.96 per ADS, at an aggregate investment amount of US$100 million and US$25 million, respectively. The issuance cost incurred for the above offerings with amount of RMB226 million was presented as reduction to the offering proceeds.